Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net earnings	$ 15,133,000	$ 11,357,000	$ 14,067,000
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	6,886,000	4,919,000	3,677,000
Reclassification adjustment for gains on securities available for sale included in net earnings	0	(2,639,000)	(226,000)
Total other comprehensive income (loss), before income taxes	(6,886,000)	2,280,000	3,451,000
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gain (losses) on securities available for sale	(1,582,000)	1,130,000	845,000
Reclassification adjustment for gains on included in net earnings	0	(606,000)	(52,000)
Total income tax expense (benefit) related to other comprehensive income (loss)	(1,582,000)	524,000	793,000
Total other comprehensive income (loss), net of tax	(5,304,000)	1,756,000	2,658,000
Total comprehensive income	$ 9,829,000	$ 13,113,000	$ 16,725,000